Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.93844%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,357,430.73

Principal:
Principal Collections	$16,742,035.27
Prepayments in Full	$6,493,199.02
Liquidation Proceeds	$172,734.46
Recoveries	$83,670.07
Sub Total	$23,491,638.82
Collections	$24,849,069.55

Purchase Amounts:
Purchase Amounts Related to Principal	$14,095.42
Purchase Amounts Related to Interest	$94.06
Sub Total	$14,189.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,863,259.03

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,863,259.03
Servicing Fee	$493,756.10	$493,756.10	$0.00	$0.00	$24,369,502.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,369,502.93
Interest - Class A-2a Notes	$63,004.11	$63,004.11	$0.00	$0.00	$24,306,498.82
Interest - Class A-2b Notes	$42,806.55	$42,806.55	$0.00	$0.00	$24,263,692.27
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$23,263,179.94
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$22,919,959.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,919,959.94
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$22,801,271.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,801,271.77
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$22,716,194.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,716,194.69
Regular Principal Payment	$20,590,974.33	$20,590,974.33	$0.00	$0.00	$2,125,220.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,125,220.36
Residual Released to Depositor	$0.00	$2,125,220.36	$0.00	$0.00	$0.00
Total		$24,863,259.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,590,974.33
Total					$20,590,974.33

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,041,145.66	$55.50	$63,004.11	$0.23	$15,104,149.77	$55.73
Class A-2b Notes	$5,549,828.67	$55.50	$42,806.55	$0.43	$5,592,635.22	$55.93
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$20,590,974.33	$19.56	$1,653,308.24	$1.57	$22,244,282.57	$21.13

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$21,978,177.14	0.0810943	$6,937,031.48	0.0255960
Class A-2b Notes	$8,109,429.99	0.0810943	$2,559,601.32	0.0255960
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$508,537,607.13	0.4831115	$487,946,632.80	0.4635500

Pool Information
Weighted Average APR	2.903%	2.911%
Weighted Average Remaining Term	39.72	38.95
Number of Receivables Outstanding	25,200	24,656
Pool Balance	$592,507,320.87	$568,763,113.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$535,846,272.06	$514,899,134.63
Pool Factor	0.5049413	0.4847062

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$53,863,979.10
Targeted Overcollateralization Amount	$80,816,480.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,816,480.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$322,142.97
(Recoveries)		20	$83,670.07
Net Loss for Current Collection Period			$238,472.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4830%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3404%
Second Prior Collection Period			0.4479%
Prior Collection Period			0.5269%
Current Collection Period			0.4929%
Four Month Average (Current and Prior Three Collection Periods)			0.4520%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		758	$3,238,414.63
(Cumulative Recoveries)			$363,156.69
Cumulative Net Loss for All Collection Periods			$2,875,257.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2450%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,272.31
Average Net Loss for Receivables that have experienced a Realized Loss			$3,793.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	197	$6,125,813.14
61-90 Days Delinquent	0.19%	35	$1,058,067.71
91-120 Days Delinquent	0.04%	5	$199,261.35
Over 120 Days Delinquent	0.07%	11	$370,861.45
Total Delinquent Receivables	1.36%	248	$7,754,003.65

Repossession Inventory:
Repossessed in the Current Collection Period		10	$419,282.55
Total Repossessed Inventory		20	$825,584.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1904%
Prior Collection Period			0.1825%
Current Collection Period			0.2068%
Three Month Average			0.1933%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2863%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$2,686,478.43
2 Months Extended	125	$3,874,688.11
3+ Months Extended	19	$717,445.14

Total Receivables Extended	231	$7,278,611.68
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer